Nature of Operations and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Nature of Operations and Summary of Significant Accounting Policies
Schedule of inventory

The composition of inventory is as follows (in thousands)~~:~~

	September 30, 2022	December 31, 2021
Raw materials	$5,746	$245
Work in progress	10,470	90
Finished goods	13,314	5,824
Total	$29,530	$6,159
The composition of inventory is as follows (in thousands):

December 31,
2021
Raw materials	$245
Work in progress	90
Finished goods	5,824
Total	$6,159